SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30.    SUBSEQUENT EVENTS

In October 2020, the Group completed a RMB 3.1 billion (approximately US$ 461.2 million) equity financing by its principal operating subsidiary Jiangxi Jinko. Immediately after the closing, third-party investors together with JinkoSolar's founders and senior management personnel, directly or through their investment arms, collectively own approximately a 26.7% equity interest in Jiangxi Jinko, among which JinkoSolar's founders and senior management personnel own 17.2% equity interest with the consideration of US$ 297.6 million.

In November 2020, the Group signed a share and debt purchase agreement with Jinko Power (HK) Company Limited ("Jinko HK"), an indirectly wholly-owned subsidiary of JinkoPower. Pursuant to the agreement, the Group will sell all of its equity interest in Sweihan Solar Holding Company Limited to Jinko HK with a consideration of US$ 22.28 million based on the valuation results performed by an independent valuer as at June 30, 2020. Any earnings or losses of the equity interests from the benchmark date of June 30, 2020 to the closing of the transaction shall belong to the Group.